Approval of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2024
Approval of Consolidated Financial Statements [Abstract]
APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS
35.	APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS
The consolidated financial statements were approved and authorized for issue by the Board of Directors on April 30, 2025.